Long Term Debt - Summary of Weighted-Average Interest Rates Paid On Variable-Rate Debt Obligations (Detail)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2.0 Billion Revolving Credit Facility Due June 2019 [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates	1.92%	1.99%
WildHorse Resources, LLC [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		4.04%	2.30%
WildHorse Resources second lien [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		6.44%	7.60%
Black Diamond [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates			3.97%